EXCHANGEABLE NOTES (Schedule of Carrying Value of Exchangeable Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Balance at 1 January	$ 81,382	$ 92,955
Accretion interest	639	689	$ 723
Less: purchased during the year at fair value		(12,262)
Balance at 31 December	$ 82,021	$ 81,382	$ 92,955